Trade Payables and Other	12 Months Ended
Dec. 31, 2017
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Trade Payables and Other

NOTE 19—TRADE PAYABLES AND OTHER

	At December 31, 2017		At December 31, 2016
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	717	—	627

Fixed assets payables	—	27	—	33
Employees’ entitlements	—	159	—	141
Deferred revenue	34	10	40	14
Taxes payable other than income tax	—	12	—	17
Other payables	20	5	19	7

Total Other	54	213	59	212

Total Trade payables and other	54	930	59	839